Drilling rigs (Tables)	12 Months Ended
Dec. 31, 2013
Drilling rigs [Abstract]
Drilling rigs

(In US$ millions)	December 31, 2013	December 31, 2012
Cost	3,899.0	3,551.4
Accumulated depreciation	(450.7)	(309.5)
Net book value	3,448.3	3,241.9